RBC China Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RBC China Equity Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.23%	(9.62%)